SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (RESULTS OF OPERATIONS ) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cost of sales
Gross profit	$ 22,128	$ 40,220	$ 68,158
Operating expenses:
Selling, general and administrative	24,515	37,626	52,457
Research and development	11,686	14,520	28,131
Amortization of intangible assets			516
Restructuring charges			358
Total operating expenses	36,201	53,453	97,701
Operating loss	(14,073)	(13,233)	(29,543)
Interest income	589	511	2,612
Interest expense	(88)	(151)	(240)
Other income, net	(2,249)	11,480	(2,973)
Income (loss) before income taxes	(28,646)	(20,379)	(33,187)
Equity in net loss of affiliated companies	(8,878)	(9,586)
Income tax benefit (expense)	1,618	2,351	2,392
Net loss attributable to UTStarcom Holdings Corp.	(30,264)	(22,721)	(34,385)
UTSTARCOM HOLDINGS CORP [Member]
Net sales
Unrelated parties
Related parties
Intercompany
Cost of sales
Unrelated parties
Related parties
Intercompany
Gross profit
Operating expenses:
Selling, general and administrative	1,398	2,377	2,315
Research and development
Amortization of intangible assets
Restructuring charges
Impairment of long-lived assets
Total operating expenses	1,398	2,377	2,315
Operating loss	(1,398)	(2,377)	(2,315)
Interest income
Interest expense
Other income, net
Income (loss) before income taxes	(1,398)	(2,377)	(2,315)
Equity in net loss of affiliated companies	(28,866)	(20,344)	(32,070)
Income tax benefit (expense)
Net loss attributable to UTStarcom Holdings Corp.	$ (30,264)	$ (22,721)	$ (34,385)